Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loss Per Common Share [Abstract]
Summary of basic and diluted loss per common share

	Three Months Ended June 30,			Three Months Ended June 30,
	2014	2013		2014		2013

Numerator:
Loss from continuing operations	$(3,393,311)		$(2,020,383)		$(6,226,974)		$(2,743,573)
Loss from discontinued operations	(567)		(25,477)		(2,832)		(271,221)
Net loss	$(3,393,878)		$(2,045,860)		$(6,229,806)		$(3,014,794)

Denominator:
Weighted-average shares outstanding	101,145,350		63,943,788		99,848,623		58,598,393
Effect of dilutive securities (1)	-		-		-		-
Weighted-average diluted shares	101,145,350	63,943,788		99,848,623		58,598,393

Loss per common share – basic and diluted:
Continuing operations	$(0.03)		$(0.03)		$(0.06)		$(0.05)
Discontinued operations	(0.00)		(0.00)		(0.00)		(0.00)
Total – basic and diluted	$(0.03)		$(0.03)		$(0.06)		$(0.05)

(1)           The following common stock equivalents outstanding as of June 30, 2014 and 2013 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	2014	2013
Warrants	4,250,000	3,250,000
Options	5,500,000	-
Total common stock equivalents	9,750,000	3,000,000

	2013	2012
Numerator:
Loss from continuing operations	$(9,026,032)	$(310,984)
Loss from discontinued operations	(271,221)	(208,922)
Loss attributable to the noncontrolling interest	-	(28,815)
Net loss	$(9,297,253)	$(519,906)

Denominator:
Weighted-average shares outstanding	74,484,164	45,302,055
Effect of dilutive securities (1)	-	-
Weighted-average diluted shares	74,484,164	45,302,055

Loss per common share – basic and diluted:
Continuing operations	$(0.12)	$(0.01)
Discontinued operations	(0.00)	(0.00)
Attributable to the noncontrolling interest	(0.00)	(0.00)
Total – basic and diluted	$(0.12)	$(0.01)

(1)	The following common stock equivalents outstanding as of December 31, 2013 and 2012 were not included in the computation of dilutive loss per share because the net effect would have been anti-dilutive:

	2013	2012
Warrants	4,250,000	3,000,000
Preferred stock	-	-
Total common stock equivalents	3,000,000	3,000,000